Document and Entity Information	Jul. 31, 2023
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001827871
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Jul. 31, 2023
Entity Registrant Name	Electriq Power Holdings, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39948
Entity Tax Identification Number	85-3310839
Entity Address, Address Line One	625 N. Flagler Drive
Entity Address, Address Line Two	Suite 1003
Entity Address, City or Town	West Palm Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33401
City Area Code	(833)
Local Phone Number	462-2883
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A common stock, par value $0.0001 per share
Trading Symbol	ELIQ
Security Exchange Name	NYSE
Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants, each exercisable for one share of Class A common stock at an exercise price of $6.57 per share
Trading Symbol	ELIQ WS
Security Exchange Name	NYSEAMER